OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Accrued advertising expenses		¥ 373,563	¥ 407,557
Accrued service fee for transaction support		233,970	14,151
Accrued salaries and benefits		150,465	185,597
Installments collected on behalf of financing partners		138,080	46,445
Tax payables		104,496	102,324
Accrued service fee for IT and office support		98,371	101,833
Deposits		77,709	137,844
Contract liabilities		27,025	9,704
Interest payable		25,447	61,434
Others		73,166	61,179
Other payables and accruals	$ 186,676	¥ 1,302,292	¥ 1,128,068